Other (Expenses)/Income	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Other (Expenses)/Income

7. Other (expenses)/income

Other (expenses)/income comprised the following for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Fair value movements	(46,477,209)	(62,687)
Foreign exchange movements	14,868	394,072
Expenses relating to the Business Combination (see Note 6)	(167,316,087)	—
Gain on early termination of leases	11,309	—
Profit on disposal of shares in associates	1,423	—
Sundry income	17,970	3,944
	(213,747,726)	335,329

For the year ended September 30, 2023, fair value movements included $48,552,478 of losses on the revaluation of the Forward Purchase Agreements and gains of $2,039,723 on the revaluation of warrants accounted for as a financial liability (see Note 21).

Expenses related to the Business Combination represent cash-settled and equity-settled expenses recognized in connection with the Business Combination and are detailed in Note 6.